Accounts Receivable from Card Issuers - Summary of Allowance for Expected Credit Losses (Detail) - Accounts receivable from card issuers [member] R$ in Thousands	Dec. 31, 2018 BRL (R$)
Disclosure of Trade receivables [line items]
Allowance for credit losses	R$ 5,826
Adoption of new accounting standard (IFRS 9) [member]
Disclosure of Trade receivables [line items]
Allowance for credit losses	760
Effect of overlay approach reclassification [member]
Disclosure of Trade receivables [line items]
Allowance for credit losses	R$ 5,066